DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ROI Acquisition Corp.
Entity Central Index Key	0001532543
Entity Filer Category	Non-accelerated Filer

BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 464,209	$ 39,381
Noncurrent assets:
Other assets	91,000	260,609
Investments and cash held in trust	75,156,140
Total assets	75,711,349	299,990
LIABILITIES AND STOCKHOLDERS' EQUITY
Franchise tax accrual	151,551	0
Accounts payable and accrued expenses	161,040	210,000
Note payable-Sponsor	0	100,000
Total current liabilities	312,591	310,000
Warrant liability	4,670,667
Deferred underwriter fee	2,250,000
Total liabilities	7,233,258	310,000
Commitments and contingencies
Common stock subject to possible redemption; 6,347,809 shares at $10.00	63,478,090	0
Stockholders' equity:
Preferred stock, $.0001 par value; 1,000,000 shares authorized; none issued	0	0
Common stock, $.0001 par value, authorized 100,000,000 shares; 3,037,191 and 2,156,250 shares issued and outstanding at December 31, 2012 and December 31, 2011 respectively, (excluding 6,347,809 shares subject to possible redemption at December 31, 2012)	304	216
Additional paid-in capital	4,999,697	24,784
Deficit accumulated during the development stage	0	(35,010)
Total stockholders' equity (deficit)	5,000,001	(10,010)
Total liabilities and stockholders' equity	$ 75,711,349	$ 299,990

BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock subject to possible redemption, shares	6,347,809
Common stock subject to possible redemption, per share (in dollars per share)	$ 10
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	3,037,191	2,156,250
Common stock, shares outstanding	3,037,191	2,156,250

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
State franchise taxes, other than income tax	0	152,000	152,000
Other general and administrative expenses	35,075	284,590	319,665
Loss from operations	(35,075)	(436,590)	(471,665)
Other income:
Interest income	65	56,933	56,998
Change in fair value of warrants	0	4,086,833	4,086,833
Income (loss) before income tax expense	(35,010)	3,707,176	3,672,166
Income tax expense	0	325	325
Net income (loss) attributed to common shares outstanding	$ (35,010)	$ 3,706,851	$ 3,671,841
Weighted average number of common shares outstanding, basic and diluted (excluding shares subject to possible redemption) (in shares)	2,156,250	3,128,480	2,913,349
Income (loss) per common share, basic and diluted (in dollars per share)	$ (0.02)	$ 1.18	$ 1.26

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balances at Sep. 18, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Sep. 18, 2011	0
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share	216	24,784	0	25,000
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share (in shares)	2,156,250
Net income for the year ended			(35,010)	(35,010)
Balances at Dec. 31, 2011	216	24,784	(35,010)	(10,010)
Balance (in shares) at Dec. 31, 2011	2,156,250
Sale of common stock to Chairman on February 29, 2012 at $10.00 per unit	1	99,999		100,000
Sale of common stock to Chairman on February 29, 2012 at $10.00 per unit (in shares)	10,000
Sale of common stock through public offering on February 29, 2012 at $10.00 per unit	750	74,999,250		75,000,000
Sale of common stock through public offering on February 29, 2012 at $10.00 per unit (in shares)	7,500,000
Warrant liability recorded on February 29, 2012		(8,757,500)		(8,757,500)
Underwriters' fees and offering expenses		(4,686,252)		(4,686,252)
Proceeds from private placement of 4,166,667 warrants on February 29, 2012		3,125,000		3,125,000
Proceeds subject to possible redemption of 5,970,568 shares	(597)	(59,805,650)		(59,806,247)
Proceeds subject to possible redemption of 5,970,568 shares (in shares)	(5,970,568)
Forfeiture of common stock by Sponsor on April 9, 2012	(28)	28		0
Forfeiture of common stock by Sponsor on April 9, 2012 (in shares)	(281,250)
Change in shares subject to possible redemption of shares to 6,347,809 at December 31, 2012	(38)	38	(3,671,841)	(3,671,841)
Change in shares subject to possible redemption of shares to 6,347,809 at December 31, 2012 (in shares)	(377,241)
Net income for the year ended			3,706,851	3,706,851
Balances at Dec. 31, 2012	$ 304	$ 4,999,697	$ 0	$ 5,000,001
Balance (in shares) at Dec. 31, 2012	3,037,191

STATEMENT OF STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Common stock issued to chairman, per unit		$ 10
Common stock issued to public, per unit		$ 10
Stock Issued During Period To Sponsor Par Value Per Share (in dollars per share)	$ 0.01159
Warrants issued in private placement (in shares)		4,166,667
Number of shares possible redemption (in shares)		5,970,568
Common stock subject to possible redemption, shares		6,347,809

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (35,010)	$ 3,706,851	$ 3,671,841
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants	0	(4,086,833)	(4,086,833)
Change in operating assets and liabilities:
Other assets		(91,000)	(91,000)
Franchise tax accrual	0	151,551	151,551
Accounts payable and accrued expenses	35,000	126,042	161,042
Net cash used in operating activities	(10)	(193,389)	(193,399)
Cash flows from investing activities
Proceeds deposited into Trust Account	0	(75,100,000)	(75,100,000)
Interest on Trust Account	0	(56,140)	(56,140)
Net cash used in investing activities	0	(75,156,140)	(75,156,140)
Cash flows from financing activities
Proceeds from sale of common stock through Public Offering	0	75,000,000	75,000,000
Proceeds from the sale of common stock to Sponsor	25,000	0	25,000
Proceeds from the sale of common stock to Chairman	0	100,000	100,000
Proceeds from Sponsor to purchase warrants	0	3,125,000	3,125,000
Proceeds from notes payable - related party	100,000	70,000	170,000
Repayment of notes payable - related party	0	(170,000)	(170,000)
Payments of offering costs	(85,609)	(2,350,643)	(2,436,252)
Net cash provided by financing activities	39,391	75,774,357	75,813,748
Net increase in cash	39,381	424,828	464,209
Cash and cash equivalents, beginning of period	0	39,381	0
Cash and cash equivalents, end of period	39,381	464,209	464,209
Supplemental schedule of non-cash financing activities:
Deferred underwriter fee payable	0	2,250,000	2,250,000
Deferred offering costs	$ 175,000	$ 0	$ 0

Organization and Nature of Business Operations	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

(1) Organization and Nature of Business Operations

ROI Acquisition Corp. (the “Company”) is a newly organized Delaware blank check company formed on September 19, 2011 for the purpose of, directly or indirectly, effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or engaging in any other similar business combination with one or more businesses or assets (the “Business Combination”).

 On July 26, 2012, ROIC Acquisition Holdings LP, the Company’s original sponsor (the “Sponsor”) transferred 1,875,000 shares of the Company’s common stock (the “Founder Shares”) to its affiliate, Clinton Magnolia Master Fund, Ltd. (“Magnolia”) at a price of $0.0115942 per share and transferred 4,166,667 warrants (the “Sponsor Warrants”) to Magnolia at a price of $0.733962 per warrant.  In connection with such transfers, Magnolia assumed all rights and obligations of the Sponsor with regard to the Founder Shares and Sponsor Warrants.

At December 31, 2012, the Company had not commenced any operations. All activity through December 31, 2012 relates to the Company’s formation and initial public offering (the “Public Offering”). The Company’s fiscal year-end is December 31.

The registration statement for the Public Offering was declared effective on February 24, 2012. The Company consummated the Public Offering on February 29, 2012 and received net proceeds of approximately $73.6 million which includes $3.2 million received for the purchase of 4,166,667 warrants by the Sponsor and 10,000 units by the Chairman and is net of approximately $4.7 million of legal, accounting, and underwriting fees (see Note 5).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward effecting a Business Combination. The Company’s efforts in identifying prospective target businesses are not limited to a particular industry or geographic region for purposes of consummating its initial Business Combination. While the Company may pursue an acquisition opportunity in any business industry or sector, the Company intends to focus on industries or sectors that complement the Company’s management team’s background, such as the consumer sector, and in particular the restaurant industry in the United States and globally.

Net proceeds of approximately $75.1 million from the Public Offering and simultaneous private placement of the Sponsor Warrants (as described below in Note 5) are held in a trust account (the “Trust Account”). Except for the interest income earned on the Trust Account balance that may be released to the Company to pay any income and franchise taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the Company’s shares issued as part of the Units described in Note 4 if the Company seeks stockholder approval for its initial Business Combination, none of the funds held in the Trust Account will be released until the earlier of the completion of the Company’s initial Business Combination and the redemption of 100% of the Company’s public shares (“Public Shares”) if the Company is unable to consummate a Business Combination by November 29, 2013, 21 months from the closing of the Public Offering (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders (the “Public Stockholders”).

The Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, less franchise and income taxes payable, upon the consummation of the Company’s initial Business Combination, subject to the limitations described herein. There will be no redemption rights with respect to outstanding warrants or private placement units.

If the Company seeks stockholder approval, the Company will consummate its initial Business Combination only if a majority of the outstanding shares of common stock voted in favor of the Business Combination. In such case, Magnolia has agreed to vote its Founder Shares (as defined in Note 6) as well as any Public Shares purchased during or after the Public Offering in favor of the Company’s initial Business Combination. In addition, Magnolia has agreed to waive its redemption rights with respect to its Founder Shares and any Public Shares it may hold in connection with the consummation by the Company of a Business Combination. The Company’s officers and directors have also agreed to waive their redemption rights with respect to any Public Shares in connection with the consummation of the Company’s initial Business Combination.

If the Company does not effect a Business Combination by November 29, 2013, 21 months from the closing of the Public Offering, as discussed in Note 4, the Company will liquidate the Trust Account and distribute the amount then held in the Trust Account, including interest but net of franchise and income taxes payable and less up to $50,000 of such net interest that may be released to the Company from the Trust Account to pay liquidation expenses, to the Company’s Public Stockholders, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The ability of the Company to continue as a going concern is dependent upon its ability to successfully complete a Business Combination by November 29, 2013. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern and is required to liquidate.

Magnolia has agreed to waive its redemption rights with respect to its Founder Shares if the Company fails to consummate an initial Business Combination within the 21-month time period, although Magnolia will be entitled to redemption with respect to any Public Shares it holds if the Company fails to consummate an initial Business Combination within such time period.

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

(2) Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

(3) Summary of Significant Accounting Policies

(a) Fair Value of Financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, approximates the carrying amounts represented in the balance sheets.

(b) Investments held in the Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination.

As of December 31, 2012, investment securities in the Company’s Trust Account consist of $75,155,281 in U.S. government treasury bills with a maturity of 180 days or less. The Company classifies its securities as held-to-maturity in accordance with FASB ASC 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities' fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in. Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

(c) Cash and cash equivalents

The Company considers all highly-liquid instruments with original maturities of three months or less to be cash equivalents.

(d) Redeemable Common Stock

As discussed in Note 2, all of the 7,500,000 common shares sold as part of the Public Offering contain a redemption feature which allows for the redemption of common shares under the Company’s liquidation or tender offer/stockholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its charter provides that in no event will they redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock shall be affected by charges against retained earnings, or in the absence of retained earnings, by charges against paid-in capital in accordance with ASC 480-10-S99. Accordingly, at December 31, 2012, 6,347,809 public shares are classified outside of permanent equity at its redemption value. As the Company may withdraw all of the interest earned on the Trust Account to fund working capital purposes, including the payment of franchise and income taxes payable, the redemption value will always be equal to the pro rata share of the initial amount deposited into the Trust Account ($75.1 million/7,510,000) or $10.00 per share.

(e) Net Income (Loss) Per Common Share

Basic income (loss) per common share is computed by dividing income applicable to common shareholders by the weighted average number of common shares outstanding during the period in accordance with ASC 260, “Earnings Per Share”. Diluted income (loss) per share reflects the potential dilution that could occur assuming common shares were issued upon the exercise of outstanding in the money warrants and the proceeds thereof were used to purchase common shares at the average market price during the period. The Company uses the treasury stock method to calculate potentially dilutive shares, as if they were converted into common stock at the beginning of the period. At December 31, 2012, the Company had outstanding warrants to purchase 11,676,667 shares of common stock. For all periods presented, the weighted average of these shares was excluded from the calculation of diluted income (loss) per common share because their inclusion would have been anti-dilutive. As a result, dilutive income (loss) per common share is equal to basic income (loss) per common share. At December 31, 2011, the Company did not have any dilutive securities outstanding.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Deferred Offering Cost

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A, “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to stockholders’ equity upon the completion of the Public Offering. Accordingly, for the year ended December 31, 2012, Public Offering costs totaling approximately $4.7 million (including $4,125,000 in underwriters fees) have been charged to stockholders’ equity.

(h) Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

(i) Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

(j) Development stage company

The Company complies with the reporting requirement of FASB ASC 915, “Development Stage Entities.” At December 31, 2012, the Company had not commenced any operations. All activity through December 31, 2012 relates to the Company’s formation and the Public Offering. Following such offering, the Company will not generate any operating revenues until after completion of a business transaction at the earliest, if at all. The Company has generated non-operating income in the form of interest income on the designated Trust Account after the Public Offering.

(k) Warrant liability

The Company accounts for the 11,676,667 warrants issued in connection with the its Public Offering (7,500,000) and private placement (4,176,667) in accordance with the guidance contained in ASC 815-40-15-7D under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company has been estimated using the warrants’ quoted market price.

(l) Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2012 and December 31, 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized for the twelve months ended December 31, 2012, for the period from September 19, 2011 (date of inception) to December 31, 2011 and for the period from September 19, 2011 (date of inception) to December 31, 2011. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Public Offering	12 Months Ended
Dec. 31, 2012
Public Offering [Abstract]
Public Offering [Text Block]

(4) Public Offering

The Company sold 7,500,000 units at a price of $10.00 per unit (“Unit”). Each Unit consists of one share of common stock of the Company, and one warrant (“Warrant”). Each Warrant entitles the holder to purchase one share of common stock of the Company at a price of $12.00 per share. The Warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or twelve months from the closing of the Public Offering, provided in each case that the Company has an effective registration statement under the Securities Act of 1933, as amended, covering the shares of common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Warrants has not been declared effective within 60 days following the closing of the Company’s initial Business Combination, holders of the Warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of Warrants during the exercise period, or if holders of the Warrants did not exercise their Warrants on a cashless basis under the above provision, there will be no cash settlement of the Warrants and the Warrants will expire worthless. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sales price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.

A contingent fee equal to 3.0% of the aggregate amount of the funds released from the Trust Account to the Company or to the target upon consummation of the Company’s initial Business Combination will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company consummates its initial business transaction.

The underwriters were also granted a 45-day option to purchase up to an additional 1,125,000 Units to cover over-allotments, if any. This option expired unexercised on April 9, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

(5) Related Party Transactions

(a) Services Agreement

The Company has agreed to pay $10,000 a month for office space, administrative services and secretarial support to Clinton Group, Inc., an affiliate of the Sponsor (the “Clinton Group”). Services commenced on the date the securities were first listed on Nasdaq and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. Under this agreement, the Company has incurred $102,069 for the year ended December 31, 2012 and for the period from September 19, 2011 (date of inception) to December 31, 2012.

(b) Sponsor Warrants

The Sponsor purchased, in a private placement, 4,166,667 warrants prior to the Public Offering at a price of $0.75 per warrant (for an aggregate purchase price of $3,125,000) from the Company. On July 26, 2012, the Sponsor transferred the 4,166,667 Sponsor Warrants to Magnolia at a price of $0.733962 per warrant.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the Public Stockholders and the Sponsor Warrants will expire worthless.

Magnolia will be entitled to registration rights pursuant to the registration rights agreement that was signed on the date of the prospectus for the Public Offering. Magnolia is entitled to demand registration rights and certain “piggy-back” registration rights with respect to its shares of common stock, the warrants and the shares of common stock underlying the warrants, commencing on the date such shares of common stock or warrants are released from lockup. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

(c) Private Placement Units sold to Chairman

Thomas J. Baldwin, the Company’s Chairman and Chief Executive Officer, has purchased an aggregate of 10,000 units (“Private Placement Units”) at a price of $10.00 per unit, each unit consisting of one share of common stock and one warrant exercisable to purchase one share of common stock, in a private placement that closed simultaneously with the consummation of the Public Offering. Mr. Baldwin has agreed to waive his redemption rights with respect to the private placement units in connection with the consummation of the Company’s initial Business Combination.

The Private Placement Units are identical to the Units sold in the Public Offering except that the Private Placement Units are subject to certain transfer restrictions, except as follows: with certain limited exceptions, the Private Placement Units are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of (1) one year after the completion of the Company’s initial Business Combination and (2) the date on which the Company consummates a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after the Company’s initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $12.50 for any 20 trading days within any 30-trading day period during the lock-up period, 50% of the Private Placement Units will be released from the lock-up and, if the Company’s share price reaches or exceeds $15.00 for any 20 trading days within any 30-trading day period during the lock-up period, the remaining 50% of the Private Placement Units shall be released from the lock-up.

Mr. Baldwin is entitled to registration rights pursuant to a registration rights agreement. Mr. Baldwin is entitled to demand registration rights and certain “piggy-back” registration rights with respect to his units and the warrants and the shares of common stock underlying the units. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Founder Shares	12 Months Ended
Dec. 31, 2012
Founder Shares [Abstract]
Founder Shares [Text Block]

(6) Founder Shares

On October 6, 2011, the Sponsor purchased 2,156,250 Founder Shares for an aggregate amount of $25,000, or approximately $0.01 per share.

The Founder Shares are identical to the shares of common stock included in the Units sold in the Public Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Sponsor forfeited 281,250 Founder Shares on April 9, 2012 since the over-allotment option was not exercised by the underwriters. As a result, the Sponsor owned 1,875,000 shares of common stock as of April 9, 2012 which equals 19.98% of the Company’s issued and outstanding shares. On July 26, 2012, the Sponsor transferred 1,875,000 Founder Shares to Magnolia at a price of $0.0115942 per share.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of (1) one year after the completion of the Company’s initial Business Combination and (2) the date on which the Company consummates a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after the Company’s initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock Up Period”). Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $12.50 for any 20 trading days within any 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company’s share price reaches or exceeds $15.00 for any 20 trading days within any 30-trading day period during the Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up. In addition, 551,471 Founder Shares will be subject to forfeiture by the Sponsor as follows: (1) 284,091 Founder Shares (or 326,705 Founder Shares if the underwriters’ over-allotment option is exercised in full) will be subject to forfeiture in the event the last sales price of the Company’s shares does not equal or exceed $15.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within at least one 30-trading day period within 5 years following the closing of the Company’s initial Business Combination and (2) the remaining 267,380 Founder Shares will be subject to forfeiture in the event the last sales price of the Company’s shares does not equal or exceed $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within at least one 30-trading day period within 5 years following the closing of the Company’s initial Business Combination. In addition, notwithstanding Magnolia’s ability to transfer, assign or sell its Founder Shares to permitted transferees during the lock-up periods described above, Magnolia has agreed not to transfer, assign or sell the Sponsor earn-out shares (whether to permitted transferees or otherwise) before the applicable forfeiture condition lapses.

Investments and cash held in Trust	12 Months Ended
Dec. 31, 2012
Investment Held In Trust [Abstract]
Investment [Text Block]

(7) Investments and cash held in Trust

As of December 31, 2012, investment securities in the Company’s Trust Account consist of $75,155,281 in United States Treasury Bills and $859 of cash equivalents. The Company classifies its United States Treasury and equivalent securities as held-to-maturity in accordance with FASB ASC 320, "Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held to maturity securities at December 31, 2012 are as follows:

	Carrying Amount	Gross Unrealized Holding Losses	Fair Value
Held-to-maturity:
U.S. Treasury Securities	$75,155,281	$5,712	$75,160,993

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

(8) Fair Value Measurements

 The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments and cash held in Trust Account	$75,160,993	$75,160,993	$-	$-

Liabilities:
Warrant liability	$4,670,667	$-	$4,670,667	$-

Warrant Liability: The fair value of the derivative warrant liability was determined by the Company using the quoted market prices for the publicly traded warrants. On reporting dates where there are no active trades the Company uses the last reported closing trade price of the warrants to determine the fair value (Level 2).

United States Treasury Securities: The Company used Level 1 inputs to value the U.S. Treasury securities in our Trust Account for disclosure purposes.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

(9)   Subsequent Event

On January 31, 2013, the Company entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) by and between the Company, ROI Merger Sub Corp. (“Merger Sub Corp.”), ROI Merger Sub LLC (“Merger Sub LLC”), and EveryWare Global, Inc. (“EveryWare”), providing for the merger of Merger Sub Corp. with and into EveryWare, with EveryWare surviving the merger as a wholly-owned subsidiary of the Company, immediately followed by the merger of EveryWare with and into Merger Sub LLC, with Merger Sub LLC surviving the merger as a wholly-owned subsidiary of the Company.

The Merger Agreement provides for the merger of Merger Sub Corp. with and into EveryWare (the “Initial Merger”), with EveryWare continuing as the surviving corporation (the “Surviving Corporation”), immediately followed by the merger of the Surviving Corporation with and into Merger Sub LLC, with Merger Sub LLC continuing as the surviving company, and pursuant to which each share of outstanding capital stock, $0.001 par value per share, of EveryWare will be exchanged for cash and shares of the Company’s common stock, $0.0001 par value per share, as further described in, and subject to the terms of, the Merger Agreement.

Pursuant to the Merger Agreement, upon the effectiveness of the Initial Merger, each share of capital stock of EveryWare will be exchanged for cash and validly issued shares of the Company’s common stock (the “Shares”). The aggregate consideration will consist of (i) between $90 million and $107.5 million in cash, subject to adjustment in accordance with the terms of the Merger Agreement if the aggregate amount of cash available after redemption of shares of the Company’s common stock, in accordance with the Company’s Second Amended and Restated Certificate of Incorporation, from the Trust Account and receipt of proceeds from EveryWare’s refinancing of its existing indebtedness is less than $107.5 million, (ii) 10,440,000 shares of the Company’s common stock, subject to adjustment in accordance with the terms of the Merger Agreement if the aggregate amount of cash available after redemption of shares of the Company’s common stock, in accordance with the Company’s Second Amended and Restated Certificate of Incorporation from the Trust Account and receipt of proceeds from EveryWare’s refinancing of its existing indebtedness is less than $107.5 million (it is expected that the Shares to be issued to EveryWare’s existing stockholders will represent between 69.4% and 59.4% of the outstanding common stock of the post-merger company and that the Company’s existing stockholders will retain an ownership interest of between 23.1% and 33.0% of the post-merger company (depending on the level of redemptions by the Company’s existing stockholders and the aggregate proceeds from the proposed debt refinancing and disregarding warrants to purchase the Company’s common stock, which will remain outstanding following the Business Combination)) and (iii) an additional 3,500,000 shares of the Company’s common stock (the “Earnout Shares”), which Earnout Shares are subject to forfeiture in the event that the trading price of the Company’s common stock does not exceed certain price targets subsequent to the closing of the Business Combination, unless the Company consummates a change of control transaction under certain circumstances.

The Shares will be subject to certain restrictions on transfer for a period of time following the closing of the Business Combination.

The consummation of the transactions contemplated by the Merger Agreement is subject to a number of conditions set forth in the Merger Agreement including, among others, receipt of the requisite approval of the stockholders of the Company.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Fair Value of Financial Instruments, Policy [Policy Text Block]

(a) Fair Value of Financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, approximates the carrying amounts represented in the balance sheets.

Investment, Policy [Policy Text Block]

(b) Investments held in the Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination.

As of December 31, 2012, investment securities in the Company’s Trust Account consist of $75,155,281 in U.S. government treasury bills with a maturity of 180 days or less. The Company classifies its securities as held-to-maturity in accordance with FASB ASC 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities' fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in. Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Cash and Cash Equivalents, Policy [Policy Text Block]	(c) Cash and cash equivalents The Company considers all highly-liquid instruments with original maturities of three months or less to be cash equivalents.
Redeemable Common Stock [Policy Text Block]

(d) Redeemable Common Stock

As discussed in Note 2, all of the 7,500,000 common shares sold as part of the Public Offering contain a redemption feature which allows for the redemption of common shares under the Company’s liquidation or tender offer/stockholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its charter provides that in no event will they redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock shall be affected by charges against retained earnings, or in the absence of retained earnings, by charges against paid-in capital in accordance with ASC 480-10-S99. Accordingly, at December 31, 2012, 6,347,809 public shares are classified outside of permanent equity at its redemption value. As the Company may withdraw all of the interest earned on the Trust Account to fund working capital purposes, including the payment of franchise and income taxes payable, the redemption value will always be equal to the pro rata share of the initial amount deposited into the Trust Account ($75.1 million/7,510,000) or $10.00 per share.

Earnings Per Share, Policy [Policy Text Block]

(e) Net Income (Loss) Per Common Share

Basic income (loss) per common share is computed by dividing income applicable to common shareholders by the weighted average number of common shares outstanding during the period in accordance with ASC 260, “Earnings Per Share”. Diluted income (loss) per share reflects the potential dilution that could occur assuming common shares were issued upon the exercise of outstanding in the money warrants and the proceeds thereof were used to purchase common shares at the average market price during the period. The Company uses the treasury stock method to calculate potentially dilutive shares, as if they were converted into common stock at the beginning of the period. At December 31, 2012, the Company had outstanding warrants to purchase 11,676,667 shares of common stock. For all periods presented, the weighted average of these shares was excluded from the calculation of diluted income (loss) per common share because their inclusion would have been anti-dilutive. As a result, dilutive income (loss) per common share is equal to basic income (loss) per common share. At December 31, 2011, the Company did not have any dilutive securities outstanding.

Use of Estimates, Policy [Policy Text Block]

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Deferred Charges, Policy [Policy Text Block]

(g) Deferred Offering Cost

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A, “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to stockholders’ equity upon the completion of the Public Offering. Accordingly, for the year ended December 31, 2012, Public Offering costs totaling approximately $4.7 million (including $4,125,000 in underwriters fees) have been charged to stockholders’ equity.

New Accounting Pronouncements, Policy [Policy Text Block]

(h) Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

(i) Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Development Stage Company [Policy Text Block]

(j) Development stage company

The Company complies with the reporting requirement of FASB ASC 915, “Development Stage Entities.” At December 31, 2012, the Company had not commenced any operations. All activity through December 31, 2012 relates to the Company’s formation and the Public Offering. Following such offering, the Company will not generate any operating revenues until after completion of a business transaction at the earliest, if at all. The Company has generated non-operating income in the form of interest income on the designated Trust Account after the Public Offering.

Warrant Liability [Policy Text Block]

(k) Warrant liability

The Company accounts for the 11,676,667 warrants issued in connection with the its Public Offering (7,500,000) and private placement (4,176,667) in accordance with the guidance contained in ASC 815-40-15-7D under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company has been estimated using the warrants’ quoted market price.

Income Tax, Policy [Policy Text Block]

(l) Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2012 and December 31, 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized for the twelve months ended December 31, 2012, for the period from September 19, 2011 (date of inception) to December 31, 2011 and for the period from September 19, 2011 (date of inception) to December 31, 2011. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Investments and cash held in Trust (Tables)	12 Months Ended
Dec. 31, 2012
Investment Held In Trust [Abstract]
Held-to-maturity Securities [Table Text Block]

The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held to maturity securities at December 31, 2012 are as follows:

	Carrying Amount	Gross Unrealized Holding Losses	Fair Value
Held-to-maturity:
U.S. Treasury Securities	$75,155,281	$5,712	$75,160,993

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

 The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments and cash held in Trust Account	$75,160,993	$75,160,993	$-	$-

Liabilities:
Warrant liability	$4,670,667	$-	$4,670,667	$-

Organization and Nature of Business Operations (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Proceeds from Issuance Initial Public Offering	$ 73,600,000
Warrants Issued In Private Placement (in shares)	4,166,667
Stock Issued During Period Value New Issues	75,000,000
Percentage Of Trust Income Released To Purchase Shares	15.00%
Percentage Of Shares To Be Redeemed To Release Funds Held In Trust	100.00%
Maximum Duration To Effect Business Combination	21 months
Liquidity Disclosure, Future Obligations Not Expected to be Repaid, Amount	50,000
Legal, Accounting, Underwriting Fee	4,700,000
Proceeds from Issuance of Warrants	3,200,000
Common Stock [Member]
Stock Issued During Period Value New Issues	$ 750
Sale of common stock to Chairman on February 29, 2012 at $10.00 per unit (in shares)	10,000
Common Stock [Member] | Clinton Magnolia Master Fund Ltd [Member]
Stock Issued During Period Shares To Affiliate	1,875,000
Stock Issued During Period To Affiliate Par Value Per Share	$ 0.0115942
Warrants Issued During Period To Affiliate	4,166,667
Warrants Issued During Period To Affiliate Par Value Per Share	$ 0.733962

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 18, 2011
Investments and cash held in trust		$ 75,156,140	$ 75,156,140
Treasury Bills Maturity Days		6 months
Balances	(10,010)	5,000,001	5,000,001	0
Temporary Equity, Shares Outstanding (in shares)		6,347,809	6,347,809
Temporary Equity, Par Or Stated Value Per Share (in dollar per share)		$ 10	$ 10
Cash, FDIC Insured Amount		250,000	250,000
Proceeds deposited into Trust Account	0	75,100,000	75,100,000
Equivalent Number Of Shares Held In Trust Account		7,510,000
Class of Warrant or Right, Outstanding		11,676,667	11,676,667
Public Offering [Member]
Underwriters Fees		4,125,000
Deferred offering costs		$ 4,700,000	$ 4,700,000
Warrants Issued During Period		(7,500,000)
Private Placement [Member]
Warrants Issued During Period		(4,176,667)

Public Offering (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Common Stock Issued To Public Par Value Per Share (in dollar per share)	$ 10
Common Stock Issued To Public Warrant Par Value Per Share (in dollar per share)	$ 12
Underwriter Fee, Percentage	3.00%
Option Issued To Underwriter, Term	45 days
Additional Units Allotted To Underwriters Upon Issuance Of Options	1,125,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	7,500,000
Warrant Exercise Price Determination Criteria (in dollar per share)	$ 18
Criteria [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01

Related Party Transactions (Details Textual) (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Services Agreement, Expense Incurred		$ 102,069	$ 102,069
Warrants Issued In Private Placement (in shares)		4,166,667
Warrants Prior Offering At Private Placement Price (in dollar per share)		$ 0.75
Proceeds from Sponsor to purchase warrants	0	3,125,000	3,125,000
Stock Issued To Chairman Par Value Per Share (in dollar per share)		$ 10
General and Administrative Expenses	35,075	284,590	319,665
Common Stock [Member]
Stock Issued During Period Shares To Chairman (in shares)		10,000
Criteria One [Member]
Percentage Of Units Held Under Private Placement To Be Released To Chairman		50.00%
Determination Criteria, Share Price (in dollar per share)		$ 12.5
Criteria Two [Member]
Percentage Of Units Held Under Private Placement To Be Released To Chairman		50.00%
Determination Criteria, Share Price (in dollar per share)		$ 15
Clinton Group, Inc [Member]
General and Administrative Expenses		$ 10,000
Warrants Issued During Period To Affiliate		4,166,667
Warrants Issued During Period To Affiliate Par Value Per Share		$ 0.733962

Founder Shares (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share	$ 25,000
Stock Issued During Period To Sponsor Par Value Per Share (in dollars per share)	$ 0.01159
Percentage Of Shares Owned By Sponsor		19.98%
Shares Owned By Sponsor (in shares)		1,875,000
Common Stock [Member]
Stock Issued During Period Shares To Sponsor (in shares)	2,156,250
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share	$ 216
Forfeiture of common stock by Sponsor on April 9, 2012 (in shares)		(281,250)
Underwriters Over Allotment Option Not Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		551,471
Clinton Group, Inc [Member] | Common Stock [Member]
Stock Issued During Period Shares To Affiliate		1,875,000
Stock Issued During Period To Affiliate Par Value Per Share		0.0115942
Criteria One [Member]
Percentage Of Founder Shares To Be Released To Sponsor		50.00%
Determination Criteria, Share Price (in dollar per share)		12.5
Criteria One [Member] | Underwriters Over Allotment Option Not Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		284,091
Criteria One [Member] | Underwriters Over Allotment Option Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		326,705
Criteria Two [Member]
Percentage Of Founder Shares To Be Released To Sponsor		50.00%
Determination Criteria, Share Price (in dollar per share)		15
Criteria Two [Member] | Underwriters Over Allotment Option Not Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		267,380

Investments and cash held in Trust (Details) (Us Treasury Securities [Member], USD $)	Dec. 31, 2012
Us Treasury Securities [Member]
Held-to-maturity, Carrying Amount	$ 75,155,281
Held-to-maturity, Gross Unrealized Holding Gains	5,712
Held-to-maturity, Fair Value	$ 75,160,993

Investments and cash held in Trust (Details Textual) (Us Treasury Securities [Member], USD $)	Dec. 31, 2012
Us Treasury Securities [Member]
Held-to-maturity Securities	$ 75,155,281
Cash Equivalents, at Carrying Value	$ 859

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012
Liabilities:
Warrant liability	$ 4,670,667
Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	75,160,993
Warrant Liability [Member]
Liabilities:
Warrant liability	4,670,667
Fair Value, Inputs, Level 1 [Member] | Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	75,160,993
Fair Value, Inputs, Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Warrant liability	0
Fair Value, Inputs, Level 2 [Member] | Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Warrant liability	4,670,667
Fair Value, Inputs, Level 3 [Member] | Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	0
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Warrant liability	$ 0

Subsequent Event (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Everyware [Member]	Dec. 31, 2012 Subsequent Event [Member] Everyware [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] Everyware [Member] Maximum [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001			$ 0.0001
Business Combination, Consideration Transferred				$ 90	$ 107.5
Business Acquisition, Contingent Consideration, Shares Issuable			10,440,000
Existing Shareholders Ownership Interest Percentage				23.10%	33.00%		59.40%	69.40%
Business Combination Shares Forfeiture			3,500,000